Leases, Lease payments (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Future minimum lease payments [Abstract]
Lease payments		$ 233,743	$ 395,961
Financial charges		(66,164)	(108,886)
Net present value		167,579	287,075
Expense relating to payments not included in the measurement of the lease liability [Abstract]
Short-term leases	[1]	523,174	694,200
Leases of low value assets		8,294	6,249
Expense relating to payments not included in the measurement of the lease liability		531,468	700,449	$ 565,371
Committed on short-term leases and total commitment		43,598	57,850
Lease commitments that had not yet started		0	0
Cash outflow for leases		609,905	798,256
Within the 1st Year [Member]
Future minimum lease payments [Abstract]
Lease payments		84,606	103,127
Financial charges		(17,463)	(34,198)
Net present value		67,143	68,929
1 to 3 Years [Member]
Future minimum lease payments [Abstract]
Lease payments		64,122	178,272
Financial charges		(21,683)	(38,237)
Net present value		42,439	140,035
3 to 5 Years [Member]
Future minimum lease payments [Abstract]
Lease payments		28,902	44,319
Financial charges		(14,328)	(17,071)
Net present value		14,574	27,248
After 5 Years [Member]
Future minimum lease payments [Abstract]
Lease payments		56,113	70,243
Financial charges		(12,690)	(19,380)
Net present value		$ 43,423	$ 50,863

[1]	Corresponds to the leasing of mud and parcel tankers vessels.